RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8        RELATED PARTY TRANSACTIONS

Buying Agency and Supply Agreement

The Company has a Buying Agency and Supply Agreement (the “Supply Agreement”) with Forward China. The Supply Agreement provides that, upon the terms and subject to the conditions set forth therein, Forward China will act as the Company’s exclusive buying agent and supplier of Products (as defined in the Supply Agreement) in the Asia-Pacific region. The Company purchases products at Forward China’s cost and, through March 2023, paid Forward China a monthly service fee equal to the sum of (i) $100,000, and (ii) 4% of “Adjusted Gross Profit”, which is defined as the selling price less the cost from Forward China. Effective April 1, 2023, the Company and Forward China agreed to reduce the fixed portion of the sourcing fee from $100,000 to $83,333 per month for the remaining term of the Supply Agreement, which expired in October 2023. Effective October 2023, the Company and Forward China entered into a new sourcing agreement under which the fixed portion of the sourcing fee was further reduced to $65,833 per month. Other terms in the agreement are substantially the same as the prior agreement. Due to the Retail Exit and decline in the OEM distribution segment business, the new sourcing agreement expired October 31, 2024. In November 2024, the Company and Forward China agreed to: (i) extend the sourcing agreement until April 30, 2025, but allow either party to cancel with 30 days’ notice, (ii) reduce the fixed portion of the sourcing fee to $35,000 per month, and (iii) change the payment terms to better align with payments from the Company’s customers.

Terence Wise, Chief Executive Officer and Chairman of the Company, is the owner of Forward China. In addition, Jenny P. Yu, a Managing Director of Forward China, beneficially owns more than 5% of the Company’s common stock. The Company recorded service fees to Forward China of $159,000 and $234,000 during the three months ended December 31, 2024 and 2023, respectively, which are included as a component of cost of sales upon sales of the related products. Due to the OEM Plan, these costs are now included in income from discontinued operations for the three months ended December 31, 2024 and 2023. The Company had purchases from Forward China during the three months ended December 31, 2024 and 2023 of approximately $1,671,000 and $1,516,000, respectively.

In order to preserve the Company’s current and future liquidity, in November 2023, the Company and Forward China entered into an agreement whereby Forward China agreed to limit the amount of outstanding payables it would seek to collect from the Company to $500,000 in any 12-month period, which the Company agreed to pay within 30 days of any such request. This agreement pertains only to payables that were outstanding at October 30, 2023 of approximately $7,365,000. Purchases from Forward China made after October 30, 2023 are not covered by this agreement and are expected to be paid according to normal payment terms. At December 31, 2024, the remaining balance covered by this agreement was approximately $4,881,000.

Accounts Payable Conversion Agreements

In order to maintain compliance with Nasdaq’s listing standards, the Company entered into two separate agreements with Forward China (the “Conversion Agreements”), which were effective in July and September of 2024, to convert portions of amounts Due to Forward China into shares of preferred stock. Under the terms of the Conversion Agreements, Forward China agreed to convert $2,200,000 of the Due to Forward China payable into 2,200 shares of the Company’s newly designated Series A-1 convertible preferred stock (the “Preferred Stock”) with a stated value of $1,000 per share. See Notes 6 and 11.

Promissory Note

On January 18, 2018, the Company issued a $1,600,000 unsecured promissory note payable to Forward China to fund the acquisition of IPS. The promissory note bears an interest rate of 8% per annum and had an original maturity date of January 18, 2019. Monthly interest payments commenced on February 18, 2018, with the principal due at maturity. The Company incurred and paid interest associated with this note of $12,000 and $19,000 in the three months ended December 31, 2024 and 2023, respectively. At December 31, 2024, the maturity date of this note was June 30, 2025. The maturity date of this note has been extended on several occasions to assist the Company with liquidity. This note has a remaining balance of $600,000 at December 31, 2024.

Other Related Party Activity

In October 2020, the Company began selling smart-enabled furniture, which was sourced by Forward China and sold in the U.S. under the Koble brand name. The Koble brand is owned by The Justwise Group Ltd. (“Justwise”), a company owned by Terence Wise, Chief Executive Officer and Chairman of the Company. The Company recognized revenues from the sale of Koble products of $0 and $273,000 in the three months ended December 31, 2024 and 2023, respectively. Due to the Retail Exit, these revenues are included in the loss from discontinued operations for the three months ended December 31, 2023.

The Company had an agreement with Justwise, under which (i) Justwise performed design, marketing and inventory management services related to the Koble products sold by the Company and (ii) the Company was granted a license to sell Koble products. In exchange for such services, the Company paid Justwise $10,000 per month plus 1% of the cost of Koble products purchased from Forward China. This agreement existed on a month-to-month basis until November 30, 2023. The Company incurred costs under this agreement of $0 and $20,000 for the three months ended December 31, 2024 and 2023, respectively. Due to the Retail Exit, these costs are included in the loss from discontinued operations for the three months ended December 31, 2023. The Company had no accounts payable to Justwise at December 31, 2024 or September 30, 2024.

The Company recorded revenue from a customer whose principal owner is an immediate family member of Jenny P. Yu, a significant shareholder of the Company and managing director of Forward China. The Company recognized revenue from this customer of $0 and $120,000 for the three months ended December 31, 2024 and 2023, respectively. Due to the OEM Plan, this revenue is now presented as a component of income/(loss) from discontinued operations for the three months ended December 31, 2024 and 2023. The Company had accounts receivable from this customer of $0 and $96,000 at December 31, 2024 or September 30, 2024, respectively. Due to the OEM Plan, these receivables are now shown as a component of assets held for sale at December 31, 2024 and September 30, 2024.

NOTE 14       RELATED PARTY TRANSACTIONS

Buying Agency and Supply Agreement

The Company has a Buying Agency and Supply Agreement (the “Supply Agreement”) with Forward China. The Supply Agreement provides that, upon the terms and subject to the conditions set forth therein, Forward China will act as the Company’s exclusive buying agent and supplier of Products (as defined in the Supply Agreement) in the Asia-Pacific region. The Company purchases products at Forward China’s cost and through March 2023 paid Forward China a monthly service fee equal to the sum of (i) $100,000, and (ii) 4% of “Adjusted Gross Profit”, which is defined as the selling price less the cost from Forward China. Considering the loss of a significant OEM distribution customer (see Note 16), effective April 1, 2023, the Company and Forward China agreed to reduce the fixed portion of the sourcing fee from $100,000 to $83,333 per month for the remaining term of the Supply Agreement, which expired in October 2023. Effective October 2023, the Company and Forward China entered into a new sourcing agreement under which the fixed portion of the sourcing fee was further reduced to $65,833 per month. Other terms in the agreement are substantially the same as the prior agreement. Due to the Retail Exit and decline in the OEM distribution segment business, the new sourcing agreement expired October 31, 2024. In November 2024, the Company and Forward China agreed to: (i) extend the sourcing agreement until April 30, 2025, but allow either party to cancel with 30 days notice, (ii) reduce the fixed portion of the sourcing fee to $35,000 per month, and (iii) change the payment terms to better align with payments from the Company’s customers.

Terence Wise, Chief Executive Officer and Chairman of the Company, is the owner of Forward China. In addition, Jenny P. Yu, a Managing Director of Forward China, beneficially owns more than 5% of the Company’s common stock. The Company recorded service fees to Forward China of $891,000 and $1,266,000 during Fiscal 2024 and Fiscal 2023, respectively, which are included as a component of cost of sales upon sales of the related products. Due to the OEM Plan, these costs are now included in income from discontinued operations for fiscal 2024 and 2023. The Company had purchases from Forward China of $7,862,000 and $12,799,000 during Fiscal 2024 and Fiscal 2023, respectively.

The Company has a separate agreement with Forward China to address the potential impact of customers sourcing directly from Forward China. In the event a customer of the Company bypasses the services of the Company and does business directly with Forward China, Forward China will pay a commission of 50% of the net revenue, less direct costs, generated from the products or services sold. No commissions were recognized in Fiscal 2024 and Fiscal 2023.

In order to preserve the Company’s current and future liquidity, in November 2023, the Company and Forward China entered into an agreement whereby Forward China agreed to limit the amount of outstanding payables it would seek to collect from the Company to $500,000 in any 12-month period, which the Company agreed to pay within 30 days of any such request. This agreement pertains only to payables that were outstanding at October 30, 2023 of approximately $7,365,000. Purchases from Forward China made after October 30, 2023 are not covered by this agreement and are expected to be paid according to normal payment terms. At September 30, 2024, the remaining balance covered by this agreement was approximately $4,881,000.

During Fiscal 2023, as a result of the Retail Exit, the Company recognized a loss of approximately $1,021,000 relating to the termination of unfulfilled purchase orders with Forward China for retail products (see Note 3).

Accounts Payable Conversion Agreement

In order to maintain compliance with Nasdaq’s listing standards, the Company entered into two separate agreements with Forward China (the “Conversion Agreements”), which were effective in July and September of 2024, to convert portions of amounts Due to Forward China into shares of preferred stock. Under the terms of the Conversion Agreements, Forward China agreed to convert $2,200,000 of the Due to Forward China payable into 2,200 shares of the Company’s newly designated Series A-1 convertible preferred stock with a stated value of $1,000 per share (see Note 8).

Promissory Note

On January 18, 2018, the Company issued a $1,600,000 unsecured promissory note payable to Forward China to fund the acquisition of IPS. The promissory note bears interest at a rate of 8% per annum and had an original maturity date of January 18, 2019. Monthly interest payments commenced on February 18, 2018, with the principal due at maturity. The Company incurred and paid interest associated with this note of $63,000 and $104,000 in Fiscal 2024 and Fiscal 2023, respectively. At September 30, 2024, the maturity date of this note was December 31, 2024. In October 2024, the maturity date of this note was extended to June 30, 2025. The maturity date of the note has been extended on several occasions to assist the Company with liquidity. The Company made principal payments of $500,000 and $300,000 on this note during Fiscal 2024 and Fiscal 2023, respectively, and this note has a remaining balance of $600,000 at September 30, 2024.

Other Related Party Activity

In October 2020, the Company began selling smart-enabled furniture, which was sourced by Forward China and sold in the U.S. under the Koble brand name. The Koble brand is owned by The Justwise Group Ltd. (“Justwise”) a company owned by Terence Wise, Chief Executive Officer and Chairman of the Company. The Company recognized revenues from the sale of Koble products of $380,000 and $2,058,000 in Fiscal 2024 and Fiscal 2023, respectively. Due to the Retail Exit, these revenues are included in the loss from discontinued operations for Fiscal 2024 and Fiscal 2023.

The Company had an agreement with Justwise, under which (i) Justwise performed design, marketing and inventory management services related to the Koble products sold by the Company and (ii) the Company was granted a license to sell Koble products. In exchange for such services, the Company paid Justwise $10,000 per month plus 1% of the cost of Koble products purchased from Forward China. This agreement was effective until August 31, 2023 and was extended on a month-to-month basis until November 30, 2023. The Company incurred costs under this agreement of $20,000 and $127,000 for Fiscal 2024 and Fiscal 2023, respectively. Due to the Retail Exit, these costs are included in income (loss) from discontinued operations for Fiscal 2024 and Fiscal 2023. The Company had accounts payable to Justwise of $0 and $10,000 at September 30, 2024 and 2023, respectively.

The Company recorded revenue from a customer whose principal owner is an immediate family member of Jenny P. Yu, a shareholder of the Company and managing director of Forward China. The Company recognized revenues from this customer of $523,000 and $626,000 in Fiscal 2024 and Fiscal 2023, respectively. Due to the OEM Plan, this revenue is now presented as a component of income/(loss) from discontinued operations for fiscal 2024 and 2023. The Company had accounts receivable of $96,000 and $0 from this customer at September 30, 2024 and 2023, respectively. Due to the OEM Plan, these receivables are now shown as a component of assets held for sale at September 30, 2024 and 2023.